18. Discontinued Operations (December 2013 Note)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
18. Discontinued Operations

On September 20, 2010, the Company entered into a joint venture agreement between the Company and Dr. Shulamit Ritblatt to form Circle of Education, LLC, a California limited liability company, for the purpose of creation and distribution of a curriculum to promote school readiness for children ages 0-5 years (“COE”).  The Company obtained an initial voting and economic interest of seventy-five percent of the outstanding units of the newly formed company in exchange for the contribution of all intellectual property rights the Company had in the Circle of Education program.

In March 2012, the Company and Dr. Ritblatt agreed to terminate the joint venture agreement. COE transferred equal right of ownership in the intellectual property developed as of the date of termination (“IP”) to each of the Company and Dr. Ritblatt, and in exchange for the rights to the IP, Dr. Ritblatt transferred her units of COE to the Company. Each party will have the right to continue development of the IP and products based on the IP with no further obligation to the other party. Subject to certain limitations for specific channels of distribution reserved for each party for a period of twelve months from the execution of the agreements, both parties have non-exclusive and non-restrictive rights to the use, sublicense or sale of the IP and products created based on the IP.

The Company consolidated the results for the twelve month period ended December 31, 2012 and December 31, 2011 with the results of COE. There were no sales or cost of sales in the twelve month period ended December 31, 2012 and December 31, 2011. COE had general and administrative costs of $0 and $21,461 for the twelve month period ended December 31, 2012 and 2011, respectively. Costs in 2011 included legal costs related to the creation of the agreements and registration of the entity in the aggregate of $18,068, sales and marketing costs of $1,181 and product development costs of $2,212 for a total loss of $21,461. As the Company has an economic interest of 100 percent of the total subsidiary as a result of the agreement to terminate COE, the Company recognized 100 percent of the loss, or $5,366, as noncontrolling interest on the financial statements for the twelve months ended December 31, 2011.

On December 31, 2013, given no activity during the years ended December 31, 2013 and 2012, the Company discontinued all activities related to COE. Net Assets of Discontinued Operations on the Consolidated Balance Sheet at December 31, 2012 totaled $101,219, which gave rise to a loss on discontinued operations in 2013 of $101,219.